Schedule of Investments(a)
September 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–91.68%
Aerospace & Defense–2.58%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	$96,000	$97,400
5.75%, 03/15/2022(b)	222,000	215,340
6.00%, 10/15/2022(b)	253,000	234,974
7.50%, 03/15/2025(b)	1,015,000	763,787
7.88%, 04/15/2027(b)	167,000	126,915
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	600,000	604,815
TransDigm, Inc.,
6.50%, 07/15/2024	163,000	162,990
6.50%, 05/15/2025	593,000	592,259
Triumph Group, Inc.,
8.88%, 06/01/2024(b)	177,000	188,948
7.75%, 08/15/2025	819,000	528,255
		3,515,683
Agricultural & Farm Machinery–0.67%
Titan International, Inc., 6.50%, 11/30/2023	1,221,000	917,771
Airlines–0.70%
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	613,000	673,892
7.38%, 01/15/2026	263,000	276,074
		949,966
Alternative Carriers–1.02%
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	719,000	805,891
Level 3 Financing, Inc.,
5.38%, 05/01/2025	197,000	203,304
5.25%, 03/15/2026	119,000	123,427
3.63%, 01/15/2029(b)	258,000	255,259
		1,387,881
Apparel Retail–0.89%
L Brands, Inc.,
6.88%, 11/01/2035	707,000	697,936
6.75%, 07/01/2036	104,000	102,115
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	392,000	410,303
		1,210,354
Apparel, Accessories & Luxury Goods–0.55%
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	412,000	437,235
William Carter Co. (The),
5.50%, 05/15/2025(b)	130,000	136,419
5.63%, 03/15/2027(b)	173,000	181,001
		754,655
Auto Parts & Equipment–1.47%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	350,000	334,031
Adient US LLC, 9.00%, 04/15/2025(b)	121,000	133,629
Clarios Global L.P., 6.75%, 05/15/2025(b)	164,000	172,868
	Principal Amount	Value
Auto Parts & Equipment–(continued)
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	$365,000	$379,290
Dana, Inc.,
5.50%, 12/15/2024	498,000	509,205
5.38%, 11/15/2027	122,000	125,279
5.63%, 06/15/2028	70,000	72,389
Tenneco, Inc., 5.00%, 07/15/2026	377,000	280,169
		2,006,860
Automobile Manufacturers–2.37%
Ford Motor Co.,
8.50%, 04/21/2023	222,000	242,334
9.00%, 04/22/2025	208,000	238,741
9.63%, 04/22/2030	111,000	143,507
4.75%, 01/15/2043	315,000	285,799
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	210,630
4.39%, 01/08/2026	282,000	279,180
5.11%, 05/03/2029	616,000	633,710
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,122,000	1,193,741
Motors Liquidation Co., 8.38%, 07/15/2033 (Acquired 06/12/2012; Cost $0)(c)(d)	1,060,000	0
		3,227,642
Automotive Retail–2.41%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	1,035,000	1,087,288
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	448,000	441,000
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	248,000	255,724
4.63%, 12/15/2027(b)	175,000	181,125
4.38%, 01/15/2031(b)	94,000	94,000
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	215,000	229,203
4.75%, 09/15/2029	209,000	223,069
Penske Automotive Group, Inc., 5.50%, 05/15/2026	747,000	772,245
		3,283,654
Broadcasting–2.33%
AMC Networks, Inc.,
5.00%, 04/01/2024	486,000	497,542
4.75%, 08/01/2025	131,000	135,611
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	960,000	933,125
Gray Television, Inc., 7.00%, 05/15/2027(b)	583,000	632,781
iHeartCommunications, Inc., 8.38%, 05/01/2027	822,000	811,162
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	270,000	169,059
		3,179,280

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Building Products–0.32%
Standard Industries, Inc., 5.00%, 02/15/2027(b)	$414,000	$431,763
Cable & Satellite–5.02%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	430,000	455,705
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/2026(b)	1,128,000	1,174,530
CSC Holdings LLC,
6.50%, 02/01/2029(b)	745,000	832,072
4.63%, 12/01/2030(b)	1,099,000	1,105,720
DISH DBS Corp.,
5.88%, 11/15/2024	555,000	572,344
7.75%, 07/01/2026	227,000	249,842
DISH Network Corp., Conv., 3.38%, 08/15/2026	552,000	508,114
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023(c)	731,000	460,530
8.50%, 10/15/2024(b)(c)	292,000	189,041
9.75%, 07/15/2025(b)(c)	210,000	137,886
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	400,000	421,500
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	400,000	413,750
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	300,000	313,313
		6,834,347
Casinos & Gaming–3.40%
Boyd Gaming Corp.,
8.63%, 06/01/2025(b)	164,000	179,995
6.00%, 08/15/2026	234,000	242,145
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)	527,000	559,308
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	433,000	447,072
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(b)	448,000	249,245
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	229,000	238,096
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(b)	206,000	212,662
MGM Resorts International,
7.75%, 03/15/2022	536,000	565,976
6.00%, 03/15/2023	315,000	327,373
6.75%, 05/01/2025	426,000	447,132
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	183,000	191,299
8.25%, 03/15/2026(b)	164,000	171,907
7.00%, 05/15/2028(b)	259,000	260,072
Station Casinos LLC, 4.50%, 02/15/2028(b)	211,000	195,571
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	351,000	337,618
		4,625,471
Coal & Consumable Fuels–0.94%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	150,000	150,000
4.13%, 02/15/2028(b)	108,000	101,779
	Principal Amount	Value
Coal & Consumable Fuels–(continued)
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	$1,133,000	$1,024,821
		1,276,600
Commodity Chemicals–0.70%
Koppers, Inc., 6.00%, 02/15/2025(b)	475,000	482,719
Olin Corp., 5.63%, 08/01/2029	482,000	475,370
		958,089
Communications Equipment–0.37%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	147,000	149,190
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	342,000	355,253
		504,443
Construction & Engineering–0.81%
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	84,000	86,678
9.75%, 07/15/2028(b)	276,000	299,460
Pike Corp., 5.50%, 09/01/2028(b)	249,000	251,319
Valmont Industries, Inc., 5.00%, 10/01/2044	422,000	467,173
		1,104,630
Consumer Finance–1.60%
Navient Corp.,
7.25%, 01/25/2022	356,000	366,340
7.25%, 09/25/2023	1,038,000	1,076,276
5.00%, 03/15/2027	215,000	202,188
OneMain Finance Corp., 8.88%, 06/01/2025	481,000	533,598
		2,178,402
Copper–1.93%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	672,000	665,522
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,155,000	1,279,884
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	710,000	678,771
		2,624,177
Data Processing & Outsourced Services–0.57%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	408,000	383,183
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	392,000	393,429
		776,612
Department Stores–1.06%
Kohl’s Corp.,
9.50%, 05/15/2025	42,000	49,618
5.55%, 07/17/2045	421,000	387,764
Macy’s Retail Holdings LLC, 3.63%, 06/01/2024	198,000	144,768
Macy’s, Inc., 8.38%, 06/15/2025(b)	430,000	445,209
Nordstrom, Inc., 8.75%, 05/15/2025(b)	377,000	413,264
		1,440,623
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Distributors–0.72%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(e)(f)	$975,000	$985,257
Diversified Banks–1.03%
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	200,000	220,062
Credit Agricole S.A. (France), 8.13%(b)(f)(g)	507,000	597,648
Societe Generale S.A. (France), 7.38%(b)(f)(g)	308,000	316,384
Standard Chartered PLC (United Kingdom), 7.50%(b)(f)(g)	263,000	270,089
		1,404,183
Diversified Chemicals–0.38%
Chemours Co. (The), 7.00%, 05/15/2025	227,000	228,362
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	294,000	293,265
		521,627
Diversified REITs–1.11%
Colony Capital, Inc., Conv., 5.00%, 04/15/2023	268,000	261,000
iStar, Inc., 4.75%, 10/01/2024	830,000	804,498
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	152,000	150,766
3.75%, 02/15/2027(b)	153,000	150,705
4.13%, 08/15/2030(b)	153,000	150,896
		1,517,865
Electric Utilities–0.72%
DPL, Inc., 4.35%, 04/15/2029	419,000	447,875
NRG Energy, Inc., 5.25%, 06/15/2029(b)	283,000	308,418
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	228,000	228,428
		984,721
Electrical Components & Equipment–0.31%
EnerSys, 5.00%, 04/30/2023(b)	342,000	354,184
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	66,000	69,795
		423,979
Electronic Components–0.08%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	110,000	109,587
Electronic Equipment & Instruments–0.42%
MTS Systems Corp., 5.75%, 08/15/2027(b)	578,000	570,963
Environmental & Facilities Services–0.29%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	394,000	399,869
Fertilizers & Agricultural Chemicals–0.56%
OCI N.V. (Netherlands),
6.63%, 04/15/2023(b)	231,000	239,143
4.63%, 10/15/2025(b)	523,000	525,615
		764,758
	Principal Amount	Value
Food Retail–1.15%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
7.50%, 03/15/2026(b)	$287,000	$315,389
5.88%, 02/15/2028(b)	319,000	341,072
3.50%, 03/15/2029(b)	370,000	359,825
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	548,000	549,997
		1,566,283
Forest Products–0.45%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	578,000	612,599
Gas Utilities–0.62%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	352,000	387,744
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	387,000	390,632
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	61,000	65,334
		843,710
Health Care Equipment–0.27%
Hologic, Inc., 3.25%, 02/15/2029(b)	369,000	371,998
Health Care Facilities–2.45%
Community Health Systems, Inc.,
9.88%, 06/30/2023(b)(h)	226,000	175,974
6.63%, 02/15/2025(b)	338,000	327,792
8.00%, 03/15/2026(b)	449,000	441,317
Encompass Health Corp., 4.75%, 02/01/2030	348,000	353,648
HCA, Inc.,
5.38%, 02/01/2025	506,000	554,821
5.88%, 02/15/2026	290,000	325,163
5.50%, 06/15/2047	176,000	220,281
Tenet Healthcare Corp.,
7.50%, 04/01/2025(b)	152,000	163,995
4.63%, 06/15/2028(b)	67,000	67,690
6.13%, 10/01/2028(b)	725,000	707,328
		3,338,009
Health Care REITs–0.31%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	409,000	427,190
Health Care Services–1.68%
DaVita, Inc.,
4.63%, 06/01/2030(b)	226,000	232,108
3.75%, 02/15/2031(b)	306,000	295,611
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	665,000	660,910
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	821,000	819,818
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	396,000	273,240
		2,281,687
Homebuilding–2.25%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	585,000	645,582
KB Home, 4.80%, 11/15/2029	310,000	342,356
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Homebuilding–(continued)
Lennar Corp.,
8.38%, 01/15/2021	$112,000	$114,240
5.38%, 10/01/2022	254,000	268,863
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	293,000	301,973
Meritage Homes Corp., 5.13%, 06/06/2027	361,000	401,093
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	580,000	624,450
5.75%, 01/15/2028(b)	330,000	361,820
		3,060,377
Hotel & Resort REITs–0.37%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co., 5.88%, 10/01/2028(b)	147,000	147,735
Service Properties Trust, 4.95%, 10/01/2029	407,000	349,766
		497,501
Hotels, Resorts & Cruise Lines–0.71%
Carnival Corp.,
11.50%, 04/01/2023(b)	304,000	341,220
10.50%, 02/01/2026(b)	115,000	127,578
Royal Caribbean Cruises Ltd.,
10.88%, 06/01/2023(b)	205,000	229,500
9.13%, 06/15/2023(b)	201,000	213,311
11.50%, 06/01/2025(b)	52,000	60,469
		972,078
Household Products–0.41%
Energizer Holdings, Inc.,
6.38%, 07/15/2026(b)	79,000	84,990
7.75%, 01/15/2027(b)	284,000	310,803
4.75%, 06/15/2028(b)	71,000	73,570
Spectrum Brands, Inc., 5.00%, 10/01/2029(b)	82,000	85,280
		554,643
Housewares & Specialties–0.20%
Newell Brands, Inc.,
4.88%, 06/01/2025	179,000	193,320
5.88%, 04/01/2036	64,000	73,921
		267,241
Human Resource & Employment Services–0.30%
ASGN, Inc., 4.63%, 05/15/2028(b)	404,000	406,347
Independent Power Producers & Energy Traders–0.41%
AES Panama Generation Holdings SRL (Panama), 4.38%, 05/31/2030(b)	200,000	205,950
Calpine Corp., 5.00%, 02/01/2031(b)	350,000	357,411
		563,361
Industrial Machinery–1.70%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	894,000	865,969
EnPro Industries, Inc., 5.75%, 10/15/2026	563,000	595,969
Mueller Industries, Inc., 6.00%, 03/01/2027	852,000	855,033
		2,316,971
	Principal Amount	Value
Integrated Oil & Gas–2.00%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	$513,000	$467,162
Occidental Petroleum Corp.,
2.70%, 08/15/2022	530,000	496,183
2.90%, 08/15/2024	333,000	283,150
3.20%, 08/15/2026	693,000	550,935
6.38%, 09/01/2028	190,000	176,239
3.50%, 08/15/2029	186,000	142,922
6.20%, 03/15/2040	328,000	269,780
4.10%, 02/15/2047	491,000	332,653
		2,719,024
Integrated Telecommunication Services–3.30%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	410,000	456,381
Altice France S.A. (France), 7.38%, 05/01/2026(b)	764,000	801,398
CommScope, Inc.,
6.00%, 03/01/2026(b)	483,000	504,114
8.25%, 03/01/2027(b)	554,000	576,855
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	216,000	220,860
Embarq Corp., 8.00%, 06/01/2036	446,000	528,927
Frontier Communications Corp.,
10.50%, 09/15/2022(c)	1,501,000	631,944
11.00%, 09/15/2025(c)	264,000	111,540
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	98,000	116,393
7.20%, 07/18/2036	431,000	544,935
		4,493,347
Interactive Media & Services–1.10%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	707,000	656,156
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	598,000	424,529
6.63%, 08/15/2027(b)	810,000	422,213
		1,502,898
Internet & Direct Marketing Retail–0.30%
QVC, Inc., 5.45%, 08/15/2034	407,000	402,930
Investment Banking & Brokerage–0.32%
NFP Corp., 6.88%, 08/15/2028(b)	427,000	432,167
IT Consulting & Other Services–0.41%
Gartner, Inc.,
4.50%, 07/01/2028(b)	244,000	255,944
3.75%, 10/01/2030(b)	295,000	298,960
		554,904
Leisure Products–0.24%
Mattel, Inc., 6.75%, 12/31/2025(b)	313,000	330,528
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Managed Health Care–1.10%
Centene Corp.,
5.25%, 04/01/2025(b)	$367,000	$381,864
5.38%, 06/01/2026(b)	356,000	376,192
5.38%, 08/15/2026(b)	320,000	339,936
4.63%, 12/15/2029	258,000	278,628
3.00%, 10/15/2030	122,000	124,440
		1,501,060
Metal & Glass Containers–0.34%
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	460,000	465,750
Movies & Entertainment–1.28%
AMC Entertainment Holdings, Inc.,
10.50%, 04/15/2025(b)	672,000	504,000
10.50%, 04/24/2026(b)	156,000	113,100
Netflix, Inc.,
5.88%, 11/15/2028	556,000	664,414
5.38%, 11/15/2029(b)	395,000	466,061
		1,747,575
Oil & Gas Drilling–0.58%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043(c)	240,000	23,100
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	409,000	156,694
Nabors Industries, Inc., 5.75%, 02/01/2025	286,000	97,568
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	97,000	74,023
5.25%, 11/15/2024	419,000	282,039
Transocean, Inc., 11.50%, 01/30/2027(b)	328,000	132,430
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026(c)	544,000	30,276
		796,130
Oil & Gas Equipment & Services–0.05%
SESI LLC, 7.13%, 12/15/2021(b)	256,000	65,280
Oil & Gas Exploration & Production–4.98%
Antero Resources Corp.,
5.63%, 06/01/2023	219,000	159,049
5.00%, 03/01/2025	110,000	68,956
Apache Corp.,
5.10%, 09/01/2040	557,000	501,732
4.75%, 04/15/2043	95,000	84,636
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	355,000	350,562
Callon Petroleum Co.,
6.13%, 10/01/2024	456,000	131,385
6.38%, 07/01/2026	175,000	43,498
Centennial Resource Production LLC, 6.88%, 04/01/2027(b)	111,000	45,555
CNX Resources Corp., 7.25%, 03/14/2027(b)	150,000	153,191
Comstock Resources, Inc., 9.75%, 08/15/2026	185,000	190,772
Continental Resources, Inc.,
4.50%, 04/15/2023	522,000	498,635
3.80%, 06/01/2024	80,000	74,369
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 07/15/2025(b)	$86,000	$88,499
5.75%, 01/30/2028(b)	156,000	157,072
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)(c)	434,000	651
EQT Corp.,
7.88%, 02/01/2025	119,000	132,072
3.90%, 10/01/2027	139,000	126,924
8.75%, 02/01/2030	155,000	183,337
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	972,000	812,854
7.75%, 02/01/2028	219,000	190,484
Gulfport Energy Corp.,
6.63%, 05/01/2023	111,000	69,722
6.00%, 10/15/2024	365,000	227,441
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	252,000	230,192
Laredo Petroleum, Inc., 10.13%, 01/15/2028	166,000	98,338
Matador Resources Co., 5.88%, 09/15/2026	103,000	86,296
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	271,000	266,041
Oasis Petroleum, Inc., 6.88%, 01/15/2023	170,000	39,950
PDC Energy, Inc., 5.75%, 05/15/2026	121,000	113,135
QEP Resources, Inc., 5.25%, 05/01/2023	387,000	282,268
Range Resources Corp., 4.88%, 05/15/2025	321,000	290,537
SM Energy Co.,
6.75%, 09/15/2026	444,000	199,161
6.63%, 01/15/2027	99,000	44,262
Southwestern Energy Co.,
7.50%, 04/01/2026	112,000	109,760
7.75%, 10/01/2027	355,000	345,202
Whiting Petroleum Corp., 1.13%, 12/31/2049(d)(f)	61,000	0
WPX Energy, Inc.,
5.75%, 06/01/2026	248,000	257,145
5.25%, 10/15/2027	62,000	63,035
5.88%, 06/15/2028	35,000	36,619
4.50%, 01/15/2030	29,000	28,691
		6,782,028
Oil & Gas Refining & Marketing–1.95%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	247,000	246,016
9.25%, 07/15/2024(b)	468,000	512,006
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	291,000	188,217
NuStar Logistics L.P., 6.00%, 06/01/2026	704,000	707,193
Parkland Corp. (Canada), 6.00%, 04/01/2026(b)	699,000	733,513
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(b)	391,000	263,114
		2,650,059
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–3.13%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(b)	$555,000	$457,819
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	203,000	185,237
DCP Midstream Operating L.P.,
5.38%, 07/15/2025	391,000	404,130
5.63%, 07/15/2027	107,000	109,568
EQM Midstream Partners L.P.,
6.50%, 07/01/2027(b)	356,000	377,871
5.50%, 07/15/2028	345,000	348,167
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029(b)	36,000	36,450
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	156,000	153,173
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	807,000	501,910
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 04/15/2026	768,000	789,946
5.50%, 03/01/2030(b)	103,000	102,582
4.88%, 02/01/2031(b)	111,000	107,703
Western Midstream Operating L.P.,
4.10%, 02/01/2025	169,000	161,241
4.50%, 03/01/2028	153,000	144,585
4.75%, 08/15/2028	403,000	389,322
		4,269,704
Other Diversified Financial Services–1.25%
eG Global Finance PLC (United Kingdom),
6.75%, 02/07/2025(b)	449,000	460,506
8.50%, 10/30/2025(b)	212,000	223,527
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	472,000	468,750
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	526,000	546,672
SW Acquisition L.P., 0.00%(Acquired 10/31/2005; Cost $0)(d)	1	0
		1,699,455
Packaged Foods & Meats–2.77%
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	180,000	185,994
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	454,000	495,427
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	421,000	564,383
5.00%, 06/04/2042	381,000	417,290
5.50%, 06/01/2050(b)	472,000	541,960
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	354,000	365,948
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	366,000	388,304
4.63%, 04/15/2030(b)	327,000	336,810
TreeHouse Foods, Inc.,
6.00%, 02/15/2024(b)	289,000	296,978
4.00%, 09/01/2028	180,000	182,386
		3,775,480
	Principal Amount	Value
Paper Products–0.69%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	$168,000	$161,595
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	737,000	780,159
		941,754
Personal Products–0.51%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	298,000	313,977
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	348,000	374,100
		688,077
Pharmaceuticals–2.13%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	384,000	422,899
Bausch Health Cos., Inc.,
9.00%, 12/15/2025(b)	1,007,000	1,097,932
6.25%, 02/15/2029(b)	403,000	415,090
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(b)	89,000	93,172
6.00%, 06/30/2028(b)	112,000	82,432
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	414,000	426,033
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	347,000	364,000
		2,901,558
Precious Metals & Minerals–0.15%
Fresnillo PLC (Mexico), 4.25%, 10/02/2050(b)	200,000	198,383
Property & Casualty Insurance–0.17%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	211,000	226,521
Publishing–0.47%
Meredith Corp., 6.88%, 02/01/2026	760,000	636,025
Railroads–0.51%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	717,000	698,103
Research & Consulting Services–0.13%
Dun & Bradstreet Corp. (The), 10.25%, 02/15/2027(b)	160,000	181,570
Restaurants–0.84%
1011778 BC ULC/New Red Finance, Inc. (Canada),
5.00%, 10/15/2025(b)	172,000	176,653
4.00%, 10/15/2030(b)	293,000	295,992
IRB Holding Corp.,
7.00%, 06/15/2025(b)	113,000	120,687
6.75%, 02/15/2026(b)	549,000	550,029
		1,143,361
Security & Alarm Services–0.54%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	71,000	74,062
4.63%, 10/15/2027(b)	563,000	563,535
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Security & Alarm Services–(continued)
Garda World Security Corp. (Canada), 9.50%, 11/01/2027(b)	$94,000	$98,859
		736,456
Specialized Consumer Services–0.64%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	790,000	864,900
Specialized REITs–1.65%
Iron Mountain, Inc.,
5.25%, 03/15/2028(b)	597,000	622,746
5.25%, 07/15/2030(b)	536,000	559,785
4.50%, 02/15/2031(b)	370,000	372,734
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	1,018,000	698,495
		2,253,760
Specialty Chemicals–0.53%
Element Solutions, Inc., 3.88%, 09/01/2028(b)	147,000	144,519
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	567,000	580,359
		724,878
Specialty Stores–0.20%
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	246,000	270,292
Steel–0.41%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	74,000	74,964
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(b)	430,000	480,525
6.25%, 10/01/2040	4,000	3,080
		558,569
Systems Software–0.56%
Boxer Parent Co., Inc.,
7.13%, 10/02/2025(b)	141,000	150,800
9.13%, 03/01/2026(b)	278,000	295,722
Camelot Finance S.A., 4.50%, 11/01/2026(b)	314,000	321,800
		768,322
Technology Hardware, Storage & Peripherals–0.39%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	396,000	412,355
8.10%, 07/15/2036(b)	94,000	123,700
		536,055
Textiles–0.42%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	814,000	573,870
Trading Companies & Distributors–2.01%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(f)	434,000	370,311
BMC East LLC, 5.50%, 10/01/2024(b)	649,000	668,064
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	674,000	698,618
United Rentals North America, Inc., 5.25%, 01/15/2030	580,000	634,013
	Principal Amount		Value
Trading Companies & Distributors–(continued)
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)		$329,000	$360,939
			2,731,945
Wireless Telecommunication Services–3.02%
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021(c)		347,000	16,483
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)(c)		159,000	52,967
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)		477,000	478,691
SoftBank Group Corp. (Japan), 5.13%, 09/19/2027(b)		381,000	382,806
Sprint Corp.,
7.25%, 09/15/2021		414,000	433,665
7.88%, 09/15/2023		1,476,000	1,693,894
7.63%, 02/15/2025		284,000	332,812
7.63%, 03/01/2026		75,000	90,743
T-Mobile USA, Inc., 6.50%, 01/15/2026		603,000	630,889
			4,112,950
Total U.S. Dollar Denominated Bonds & Notes (Cost $128,886,468)			124,887,375

Asset-Backed Securities–1.92%
Apidos CLO XV, Series 2013-15A, Class CRR, 2.12% (3 mo. USD LIBOR + 1.85%), 04/20/2031(b)(i)		474,000	452,844
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-1A, Class C, 3.02% (3 mo. USD LIBOR + 2.75%), 04/18/2032(b)(i)		420,000	418,728
Series 2019-3A, Class C, 3.12% (3 mo. USD LIBOR + 2.85%), 10/21/2032(b)(i)		308,000	308,243
Magnetite XXIII Ltd., Series 2019-23A, Class C, 2.64% (3 mo. USD LIBOR + 2.40%), 10/25/2032(b)(i)		474,000	473,130
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, 2.87% (3 mo. USD LIBOR + 2.60%), 01/20/2033(b)(i)		475,000	475,587
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		454,334	483,049
Total Asset-Backed Securities (Cost $2,589,911)			2,611,581
Non-U.S. Dollar Denominated Bonds & Notes–0.90%(j)
Building Products–0.26%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	297,000	348,621
Casinos & Gaming–0.09%
Codere Finance 2 (Luxembourg) S.A. (Spain), 12.75%, 09/30/2023(b)	EUR	100,000	117,518
Diversified Banks–0.18%
Erste Group Bank AG (Austria), 6.50%(b)(f)(g)	EUR	200,000	252,559
Food Retail–0.31%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	350,000	428,888
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount		Value
Textiles–0.06%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	$79,140
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,290,732)			1,226,726
Variable Rate Senior Loan Interests–0.53%(k)(l)
Cable & Satellite–0.23%
Altice Financing S.A. (Luxembourg), Term Loan, 2.90% (1 mo. USD LIBOR + 2.75%), 07/15/2025		$323,878	310,288
Pharmaceuticals–0.30%
Bausch Health Americas, Inc. (Canada), First Lien Incremental Term Loan, 2.90% (1 mo. USD LIBOR + 2.75%), 11/27/2025		414,172	405,284
Total Variable Rate Senior Loan Interests (Cost $732,749)			715,572
U.S. Treasury Securities–0.10%
U.S. Treasury Bills–0.10%
0.11%, 02/04/2021 (Cost $134,950)(m)(n)		135,000	134,955
	Shares
Common Stocks & Other Equity Interests–0.10%
Oil & Gas Exploration & Production–0.10%
Whiting Petroleum Corp.(o) (Cost $275,401)		7,755	134,068
	Principal Amount	Value
Agency Credit Risk Transfer Notes–0.07%
Freddie Mac Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.40% (1 mo. USD LIBOR + 3.25%), 10/15/2049 (Cost $107,000)(b)(i)	$107,000	$99,573
	Shares
Money Market Funds–4.36%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(p)(q)	2,049,487	2,049,487
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(p)(q)	1,551,731	1,552,507
Invesco Treasury Portfolio, Institutional Class, 0.02%(p)(q)	2,342,270	2,342,271
Total Money Market Funds (Cost $5,944,149)		5,944,265
TOTAL INVESTMENTS IN SECURITIES–99.66% (Cost $139,961,360)		135,754,115
OTHER ASSETS LESS LIABILITIES—0.34%		468,403
NET ASSETS–100.00%		$136,222,518
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $77,701,857, which represented 57.04% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at September 30, 2020 was $1,654,418, which represented 1.21% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2020.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	Non-income producing security.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,401,627	$31,888,028	$(34,240,168)	$-	$-	$2,049,487	$7,847
Invesco Liquid Assets Portfolio, Institutional Class	3,245,601	23,468,022	(25,162,015)	116	783	1,552,507	7,885
Invesco Treasury Portfolio, Institutional Class	5,030,431	36,443,461	(39,131,621)	-	-	2,342,271	8,762
Total	$12,677,659	$91,799,511	$(98,533,804)	$116	$783	$5,944,265	$24,494

(q)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/20/2020	Canadian Imperial Bank of Commerce	GBP	146,765	USD	191,739	$2,316
11/20/2020	Goldman Sachs & Co.	EUR	600,629	USD	709,679	4,758
Total Forward Foreign Currency Contracts						$7,074

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 34, Version 8	Buy	(5.00)%	Quarterly	06/20/2025	3.8342%	USD	1,840,000	$(11,642)	$(90,434)	$(78,792)

(a)	Implied credit spreads represent the current level, as of September 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Investment Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$124,887,375	$0	$124,887,375
Asset-Backed Securities	—	2,611,581	—	2,611,581
Non-U.S. Dollar Denominated Bonds & Notes	—	1,226,726	—	1,226,726
Variable Rate Senior Loan Interests	—	715,572	—	715,572
U.S. Treasury Securities	—	134,955	—	134,955
Common Stocks & Other Equity Interests	134,068	—	—	134,068
Agency Credit Risk Transfer Notes	—	99,573	—	99,573
Money Market Funds	5,944,265	—	—	5,944,265
Total Investments in Securities	6,078,333	129,675,782	0	135,754,115
Other Investments - Assets*
Investments Matured	—	—	0	0
Forward Foreign Currency Contracts	—	7,074	—	7,074
	—	7,074	0	7,074
Other Investments - Liabilities*
Swap Agreements	—	(78,792)	—	(78,792)
Total Other Investments	—	(71,718)	0	(71,718)
Total Investments	$6,078,333	$129,604,064	$0	$135,682,397

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. High Yield Fund